Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 — STOCKHOLDERS’ EQUITY

Restricted Stock Units

On February 16, 2026, the board of directors approved restricted stock units (“RSUs”) in the aggregate amount of 225,000 to the non-employee directors of the Company, which vest immediately, RSUs in the aggregate amount of 225,000 to the executive officers of the Company and 80,000 to various employees, which vest: (i) 1/3 immediately, (ii) 1/3 on November 15, 2027, and (iii) 1/3 on November 15, 2028. In addition, the board of directors approved RSUs in the aggregate amount of 40,000 to various employees of the Company, which vest: (i) 1/3 on each December 16, 2026, 2027 and 2028, respectively. The Company estimated the fair value of these RSU’s to be $206,112 based on the closing price of the Company’s common stock at the grant date.

On March 18, 2026, the board of directors approved RSUs in the aggregate amount of 245,902 to two non-employee directors of the Company, which vest on November 15, 2026. The Company estimated the fair value of these RSU’s to be $376,230 based on the closing price of the Company’s common stock at the grant date.

The Company recognized total stock-based compensation expense related to RSUs of $211,601 and $424,492 and $206,766 and $546,077 during the three and six months ended June 30, 2026 and 2025, respectively and expects to recognize an additional $415,294 through December 31, 2028 assuming all awards vest. During the three and six months ended June 30, 2026, 0 and 26,667 shares were issued to an employee related to vesting of RSU awards.

Common Stock Purchase Agreement

On October 17, 2022, the Company entered into a common stock purchase agreement (as amended, the “Common Stock Purchase Agreement”) and a related registration rights agreement (the “White Lion RRA”) with White Lion Capital, LLC, a Nevada limited liability company (“White Lion”). Pursuant to the Common Stock Purchase Agreement, the Company has the right, but not the obligation to require White Lion to purchase, from time to time, up to $150,000,000 in aggregate gross purchase price of newly issued shares of the Company’s common stock, par value $0.0001 per share, subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement. Capitalized terms used but not otherwise defined herein shall have the meaning given to such terms by the Common Stock Purchase Agreement.

Subject to the satisfaction of certain customary conditions including, without limitation, the effectiveness of a registration statement registering the shares issuable pursuant to the Common Stock Purchase Agreement, the Company’s right to sell shares to White Lion will commence on the effective date of the registration statement and extend until December 31, 2026. During such term, subject to the terms and conditions of the Common Stock Purchase Agreement, the Company may notify White Lion when the Company exercises its right to sell shares (the effective date of such notice, a “Notice Date”). The number of shares sold pursuant to any such notice may not exceed (i) the lower of (a) $2,000,000 and (b) the dollar amount equal to the product of (1) the Effective Daily Trading Volume (2) the closing price of common stock on the Effective Date (3) 400% and (4) 30%, divided by the closing price of common stock on NYSE American preceding the Notice Date and (ii) a number of shares of common stock equal to the Average Daily Trading Volume multiplied by the Percentage Limit. The Company’s right to sell shares of common stock to White Lion is in place until December 31, 2026.

The purchase price to be paid by White Lion for any such shares will equal 96% of the lowest daily volume-weighted average price of common stock during a period of two consecutive trading days following the applicable Notice Date.

The Company will have the right to terminate the Common Stock Purchase Agreement at any time after Commencement, at no cost or penalty, upon three trading days’ prior written notice. Additionally, White Lion will have the right to terminate the Common Stock Purchase Agreement upon three days’ prior written notice to the Company if (i) there is a Fundamental Transaction, (ii) the Company is in breach or default in any material respect of the White Lion RRA, (iii) there is a lapse of the effectiveness, or unavailability of, the Registration Statement for a period of 45 consecutive trading days or for more than an aggregate of 90 trading days in any 365-day period, (iv) the suspension of trading of the common stock for a period of five consecutive trading days, (v) the material breach of the Common Stock Purchase Agreement by the Company, which breach is not cured within the applicable cure period or (vi) a Material Adverse Effect has occurred and is continuing. No termination of the Common Stock Purchase Agreement will affect the registration rights provisions contained in the White Lion RRA.

On June 17, 2024, the Company entered into an Amendment No. 2 to Common Stock Purchase Agreement (the “2nd Amendment”) with White Lion. Pursuant to the 2nd Amendment, the Company and White Lion agreed to amend the process of a Rapid Purchase, whereby the parties will close on the Rapid Purchase on the trading day the notice of the applicable Rapid Purchase is given. The 2nd Amendment, among other things, also removed the maximum number of shares required to be purchased upon notice of a Rapid Purchase, added a limit of 100,000 shares of Common Stock per individual request, and revised the purchase price of a Rapid Purchase to equal the lowest traded price of Common Stock during the one hour following White Lion’s acceptance of the Rapid Purchase for each request. In addition, White Lion agreed that, on any single business day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of the Common Stock for such business day, excluding any trades before or after regular trading hours and any block trades.

In addition, pursuant to the Amendment, the Company may, from time to time while a Purchase Notice is active, issue a Rapid Purchase Notice to White Lion which the parties will close on the Rapid Purchase within two Business Days of the applicable Rapid Purchase Date. Furthermore, White Lion agreed that, on any single Business Day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of the Common Stock for the preceding Business Day.

To date the Company has received $11,130,586 in cash proceeds related to the sale of 17,000,000 shares of Class A Common Stock under the Common Stock Purchase Agreement.

Registration Rights Agreement (White Lion)

Concurrently with the execution of the Common Stock Purchase Agreement, the Company entered into the White Lion RRA with the White Lion in which the Company has agreed to register the shares of common stock purchased by White Lion with the SEC for resale within 30 days of the consummation of a business combination. The White Lion RRA also contains usual and customary damages provisions for failure to file and failure to have the registration statement declared effective by the SEC within the time periods specified.

The Common Stock Purchase Agreement and the White Lion RRA contain customary representations, warranties, conditions and indemnification obligations of the parties. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements and may be subject to limitations agreed upon by the contracting parties.

Class A Common Stock Options

During the six months ended June 30, 2026, the Compensation Committee of the Board of Directors approved common stock options to purchase 1,141,804 shares of Class A common stock to various employees including 247,951 each to the Company’s CEO, CFO and general counsel and 122,951 to a non-employee director. The options have a term of 10 years and an exercise price of $0.61 per share. The director awards vest on November 15, 2026, and all other awards vest in three equal installments through November 2028.

The following table reflects the weighted average assumptions used to estimate the fair value of stock options granted during the six months ended June 30, 2026:

2026
Volatility	83.91%
Expected life (years)	6.0
Risk-free interest rate	3.97%
Dividend rate	-%

The options had an estimated grant date fair value of $1,472,770. The Company recognized total stock-based compensation expense related to stock options of $213,562 and $272,611 and $30,886 and $61,771 during the three and six months ended June 30, 2026 and 2025, respectively and expects to recognize an additional $1,347,158 through the vesting period assuming all awards vest.

The following table summarizes the stock option activity for the six months ended June 30, 2026:

	Options	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2025	235,000	$2.02
Granted	1,141,804	$0.61
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and expected to vest, June 30, 2026	1,376,804	$0.85

The following table discloses information regarding outstanding and exercisable options at June 30, 2026:

	Outstanding			Exercisable
Exercise Price Range	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$2.02	235,000	$2.02	7.70	156,667	$2.02
$0.61	1,141,804	$0.61	9.72	-	0.61
	1,376,804	$0.85	9.38	156,667	$2.02

Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option and the fair value of the Company’s common stock for stock options that were in-the-money at period end. As of June 30, 2026, the intrinsic value for the options vested and outstanding was $0.

Class A Common Stock Warrants

The following table summarizes the stock warrant activity for the six months ended June 30, 2026 and  December 31, 2025:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2025	10,330,000	$10.25
Granted	-	$-
Exercised		$-
Cancelled	-	$-
Expired	-	$-
Outstanding and expected to vest, June 30, 2026	10,330,000	$10.25

The following table discloses information regarding outstanding and exercisable warrants at June 30, 2026:

	Outstanding			Exercisable
Exercise Price Range	Number of Warrant Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Warrant Shares	Weighted Average Exercise Price
$0.75	1,200,000	$0.75	0.30	1,200,000	$0.75
$11.50	9,130,000	$11.50	2.38	9,130,000	$11.50
	10,330,000	10.25	2.13	10,330,000	10.25

Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option and the fair value of the Company’s common stock for stock options that were in-the-money at period end.

As of June 30, 2026, the intrinsic value for the warrants vested and outstanding was $0.

NOTE 7 — STOCKHOLDERS’ EQUITY

As of December 31, 2025, there were 52,140,701 shares of Class A Common Stock, of which 400,000 are classified as redeemable common shares and 0 shares of Class B Common Stock outstanding.

On November 15, 2023, as contemplated by the MIPA, the Company filed the an amended and restated certificate of incorporation with the Secretary of State of the State of Delaware, pursuant to which the number of authorized shares of the Company’s capital stock, par value $0.0001 per share, was increased to 121,000,000 shares, consisting of (i) 100,000,000 shares of Class A Common Stock, par value $0.0001 per share (the “Class A Common Stock”), (ii) 20,000,000 shares of Class B common stock, par value $0.0001 per share (the “Class B Common Stock”), and (iii) 1,000,000 shares of preferred stock, par value $0.0001 per share.

As part of the consideration to effect the Company’s initial business combination, the Company issued 2,000,000 shares of Class B Common Stock to the Pogo Royalty. Immediately upon the Closing, Pogo Royalty exercised an exchange right it held and received 200,000 shares of Class A Common Stock. During the year ended December 31, 2024, Pogo Royalty exercised its right to exchange 1,300,000 shares of Class B units of OpCo for 1,300,000 shares of Class A Common Stock. As a result of the exchange, a total of $8,801,000 was reclassified from noncontrolling interest to additional paid in capital.

As discussed in Note 3, on February 10, 2025, the Company entered into the PTSE Agreement. As consideration for entering into the PSTE Agreement, the Company agreed to release the 500,000 shares of Class B Common Stock that were being held in escrow to Pogo Royalty and to promptly process any exchange notice delivered by Pogo Royalty to exchange such shares of Class B Common Stock for shares of Class A Common Stock, and Pogo Royalty agreed to deliver such exchange notice within two days of the date of the PSTE Agreement. The PSTE Agreement contains customary representations, warranties, indemnification provisions closing conditions, and covenants. On February 11, 2025, Pogo Royalty Exchanged the remaining 500,000 OpCo Class B Units and shares of Class B Common Stock for 500,000 shares of Class A Common Stock. As a result, there are no remaining shares of Class B Common Stock outstanding as of this filing, and $3,385,000 was reclassified from noncontrolling interest to additional paid in capital.

On June 2, 2025, the Company entered into an Amendment No. 1 to the PSTE Agreement (“Amendment No. 1”) whereby the proposed closing date (“Outside Date”) was extended to June 6, 2025. On June 6, 2025, the Company entered into an Amendment No. 2 to the PSTE Agreement (“Amendment No. 2”) whereby the Outside Date was extended to on June 13, 2025.

On June 13, 2025, the Company entered into an Amendment No. 3 to the PSTE Agreement (“Amendment No. 3,” and together with Amendment No. 1 and Amendment No. 2, collectively, the “Amendments”) whereby the Outside Date was extended to 5:00 p.m. Central Time on September 15, 2025. In addition, pursuant to Amendment No. 3, the ORRI Purchase Price was decreased to $13,500,000 and the parties agreed to reduce the outstanding principal amount of the Seller Note to $7,000,000 and settle and discharge the Seller Note in exchange for the payment of $7,000,000 in cash at the Closing; provided, however, that the Company may instead discharge the Seller Note at the Closing by payment of $4,500,000 in cash and the issuance of a promissory note having a principal amount of $2,500,000, bearing interest at a rate of 18% per annum, compounding monthly, maturing 60 days after the Closing, and secured by a first lien on certain of the Company’s surface and well equipment. Furthermore, pursuant to Amendment No. 3, the Share Consideration was reduced to 1,500,000 shares of Class A Common Stock.

On September 9, 2025, the Company entered into an Amendment No. 4 to the PSTE Agreement (“Amendment No. 4”) whereby (i) the Pogo ORRI Purchase Price was increased from $13,500,000 to $13,675,000, payable in cash at Closing, and (ii) the effective date of the transfer of the Pogo ORRI was changed from the first day of the month after the Closing occurs to the first day of the month in which the Closing occurs. The closing occurred on September 9, 2025 and the Company issued the 1,500,000 shares of Class A Common Stock to Pogo Royalty in exchange for all of Pogo Royalty’s outstanding preferred units of OpCo. As a result of the transaction, the Company now owns 100% of the outstanding units of OpCo. The Company reclassified noncontrolling interest balance of $17,012,649 associated with the OpCo Preferred Units to additional paid in capital in accordance with ASC 505.

In connection with the closing of the PTSE Agreement, the Investor ORRI Agreement and the Farmout Program, the Company awarded 875,000 shares of Class A Common Stock as bonuses to various employees of the Company with a fair value of $305,375 which was recorded as stock-based compensation. In addition, the Company awarded 250,000 shares of Class A Common Stock as bonuses to a consultant of the Company with a fair value of $87,250 which was recorded as a reduction of the gain on the sale of oil and gas properties. As of December 31, 2025 the shares had not yet been issued by the Company.

During the year ended December 31, 2025, the Company issued 21,120,163 shares of Class A Common Stock for the conversion of $8,474,540 in convertible notes principal and $10,888 of accrued interest pursuant to the terms of the convertible notes.

On October 18, 2024, the Company entered into a consulting agreement with a third party for financing services on a month to month basis. As compensation for services the Company will pay the consultant a fee of $20,000 per month consisting of $5,000 in cash and $15,000 in Class A common shares based on the average closing price for the last five trading days of the prior calendar month. During the year ended December 31, 2025, the Company issued a total of 224,900 shares of Class A Common Stock pursuant to the terms of the consulting agreement. The Company recognized stock-based compensation expense of $90,000.

On January 13, 2025, the Company entered into a settlement agreement with its former President, Donald Orr, whereby the Company agreed to pay Mr Orr $75,000 in cash to settle outstanding accounts payable owed to Mr. Orr, and issued 200,000 shares of Class A Common Stock for the termination of his prior consulting agreement which had a fair value of $226,000 and was included in general and administrative expenses.

On January 14, 2025, the Company entered into an agreement with a consultant whereby the Company agreed to issue the consultant 45,050 shares of Class A Common Stock for the settlement of $45,050 in outstanding services.

On March 21, 2025, the Company entered into an agreement with a consultant to provide marketing and distribution services to the Company through September 30, 2025 in exchange for 120,000 shares of Class A Common Stock, which were issued during the three months ended June 30, 2025 and had a fair value of $51,012. Prior to September 30, 2025, in the event the Company’s shares achieve a consecutive 20 trading day moving average trading price of $1 or more, the consultant will receive $60,000 of shares of Class A Common Stock.

On March 28, 2025, the Company entered into an agreement with a consultant to provide transaction advisory services in exchange for 100,000 shares of Class A Common Stock which were issued during the three months ended June 30, 2025 and had a fair value of $42,510. In the event any transaction introduced by the consultant is closed, the consultant will be entitled to a fee of 3% of the aggregate consideration of such transaction and would receive 3% of any consideration paid to the Company related to drilling, completing plugging or abandoned the first three horizontal wells.

On April 28, 2025, the Company agreed to issue 98,615 shares of Class A common stock with a fair value of $49,308 to a vendor to settle accounts payable of $98,615 resulting in a gain on settlement of $49,308.

On May 19, 2025, the Company entered into an agreement with a consultant to provide capital market advisory services for six months in exchange for 7,500 shares of Class A common stock to be awarded each month. The Company has issued 45,000 shares of Class A common stock with a fair value of $18,596.

On June 20, 2025, the Company issued 1,000,000 shares of Class A Common Stock related to the acquisition of South Justis Field discussed in Note 3. The issuance was recognized at a price of $0.5476 per share based on the closing date of June 20, 2025, resulting in a purchase price of $547,600, which was assigned in full to the lease acquisition costs. The Company also issued an additional 1,000,000 shares related to the MSA, which had a value of $547,600 and were recorded to prepaid expenses as of December 31, 2025 as the services have not yet been completed. Subsequent to December 31, 2025, 400,000 of the shares were returned to the Company which reduced the balance of prepaid expenses.

The Company recognized total stock-based compensation expense of $1,006,603 and $1,139,727 during the year ended December 31, 2025 and 2024, respectively and expects to recognize an additional $225,541 through December 31, 2026 assuming all awards vest. During the year ended December 31, 2025 and 2024, the Company withheld 175,577 and 10,267 shares of common stock, respectively, from the issuances upon vesting for estimated federal tax liabilities to the holders with a fair value of $63,006 and $10,267, respectively. During the year ended December 31, 2025, 9,167 shares were issued to an employee related to vesting of RSU awards.

Common Stock Purchase Agreement

On October 17, 2022, the Company entered into a common stock purchase agreement (as amended, the “Common Stock Purchase Agreement”) and a related registration rights agreement (the “White Lion RRA”) with White Lion Capital, LLC, a Nevada limited liability company (“White Lion”). Pursuant to the Common Stock Purchase Agreement, the Company has the right, but not the obligation to require White Lion to purchase, from time to time, up to $150,000,000 in aggregate gross purchase price of newly issued shares of the Company’s Class A Common Stock, subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement. Capitalized terms used but not otherwise defined herein shall have the meaning given to such terms by the Common Stock Purchase Agreement.

Subject to the satisfaction of certain customary conditions including, without limitation, the effectiveness of a registration statement registering the shares issuable pursuant to the Common Stock Purchase Agreement, the Company’s right to sell shares to White Lion will commence on the effective date of the registration statement and extend until December 31, 2026. During such term, subject to the terms and conditions of the Common Stock Purchase Agreement, the Company may notify White Lion when the Company exercises its right to sell shares (the effective date of such notice, a “Notice Date”). The number of shares sold pursuant to any such notice may not exceed (i) the lower of (a) $2,000,000 and (b) the dollar amount equal to the product of (1) the Effective Daily Trading Volume (2) the closing price of common stock on the Effective Date (3) 400% and (4) 30%, divided by the closing price of common stock on NYSE American preceding the Notice Date and (ii) a number of shares of common stock equal to the Average Daily Trading Volume multiplied by the Percentage Limit.

The purchase price to be paid by White Lion for any such shares will equal 96% of the lowest daily volume-weighted average price of common stock during a period of two consecutive trading days following the applicable Notice Date.

The Company will have the right to terminate the Common Stock Purchase Agreement at any time after Commencement, at no cost or penalty, upon three trading days’ prior written notice. Additionally, White Lion will have the right to terminate the Common Stock Purchase Agreement upon three days’ prior written notice to the Company if (i) there is a Fundamental Transaction, (ii) the Company is in breach or default in any material respect of the White Lion RRA, (iii) there is a lapse of the effectiveness, or unavailability of, the Registration Statement for a period of 45 consecutive trading days or for more than an aggregate of 90 trading days in any 365-day period, (iv) the suspension of trading of the common stock for a period of five consecutive trading days, (v) the material breach of the Common Stock Purchase Agreement by the Company, which breach is not cured within the applicable cure period or (vi) a Material Adverse Effect has occurred and is continuing. No termination of the Common Stock Purchase Agreement will affect the registration rights provisions contained in the White Lion RRA.

On March 7, 2024, the Company entered into an Amendment No. 1 to Common Stock Purchase Agreement (the “Amendment”) with White Lion. Pursuant to the Amendment, the Company and White Lion agreed to a fixed number of Commitment Shares equal to 440,000 shares of common stock to be issued to White Lion in consideration for commitments of White Lion under the Common Stock Purchase Agreement, which the Company agreed to include all of the Commitment Shares on the Initial Registration Statement filed by the Company. The Company recognized share-based compensation expense of $573,568 related to the Amendment.

Finally, pursuant to the Amendment, the Company’s right to sell shares of common stock to White Lion will now extend until December 31, 2026.

On June 17, 2024, the Company entered into an Amendment No. 2 to Common Stock Purchase Agreement (the “2nd Amendment”) with White Lion. Pursuant to the 2nd Amendment, the Company and White Lion agreed to amend the process of a Rapid Purchase, whereby the parties will close on the Rapid Purchase on the trading day the notice of the applicable Rapid Purchase is given. The 2nd Amendment, among other things, also removed the maximum number of shares required to be purchased upon notice of a Rapid Purchase, added a limit of 100,000 shares of Common Stock per individual request, and revised the purchase price of a Rapid Purchase to equal the lowest traded price of Common Stock during the one hour following White Lion’s acceptance of the Rapid Purchase for each request. In addition, White Lion agreed that, on any single business day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of the Common Stock for such business day, excluding any trades before or after regular trading hours and any block trades.

In addition, the Company may, from time to time while a purchase notice is active, issue a Rapid Purchase Notice to White Lion for the purchase of shares (not to exceed 100,000 shares per individual request) at a purchase price equal to the lowest traded price of Common Stock during the one hour following White Lion’s acceptance of the Rapid Purchase for each request, and which the parties will close on the Rapid Purchase on the trading day the notice of the applicable Rapid Purchase is given within two Business Days of the applicable Rapid Purchase Date. Furthermore, White Lion agreed that, on any single Business Day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of our Class A Common Stock for the preceding Business Day, excluding any trades before or after regular trading hours and any block trades.

In addition, pursuant to the 2nd Amendment, the Company may, from time to time while a Purchase Notice is active, issue a Rapid Purchase Notice to White Lion which the parties will close on the Rapid Purchase within two Business Days of the applicable Rapid Purchase Date. Furthermore, White Lion agreed that, on any single Business Day, it shall not publicly resell an aggregate amount of Commitment Shares in an amount that exceeds 7% of the daily trading volume of the Common Stock for the preceding Business Day.

During the year ended December 31, 2025 the Company issued 14,770,000 shares under the Common Stock Purchase Agreement in exchange for cash proceeds of $8,502,252.

Registration Rights Agreement (White Lion)

Concurrently with the execution of the Common Stock Purchase Agreement, the Company entered into the White Lion RRA with the White Lion in which the Company has agreed to register the shares of common stock purchased by White Lion with the SEC for resale within 30 days of the consummation of a business combination. The White Lion RRA also contains usual and customary damages provisions for failure to file and failure to have the registration statement declared effective by the SEC within the time periods specified.

The Common Stock Purchase Agreement and the White Lion RRA contain customary representations, warranties, conditions and indemnification obligations of the parties. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements and may be subject to limitations agreed upon by the contracting parties.

Class A Common Stock Options

During the year ended December 31, 2024, the Compensation Committee of the Board of Directors approved common stock options to purchase 235,000 shares of Class A common stock to various employees including 75,000 to the Company’s CEO and 50,000 to the CFO. The options have a term of 10 years and an exercise price of $2.02 per share, which options vest in 3 equal annual installments.

The Company recognized total stock-based compensation expense of $123,543 and $97,805 during the year ended December 31, 2025 and 2024, respectively and expects to recognize an additional $149,281 through the vesting period assuming all awards vest.

The following table reflects the weighted average assumptions used to estimate the fair value of stock options granted during the year ended December 31, 2024:

2024
Volatility	110.42%
Expected life (years)	6.0
Risk-free interest rate	4.26%
Dividend rate	—%

The following table summarizes the stock option activity for the years ended December 31, 2025 and 2024:

	Options	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2023	-	$-
Granted	235,000	$2.02
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding, December 31, 2024	235,000	$2.02
Granted	-	$-
Exercised	-	$-
Forfeited	-	$-
Expired	-	$-
Outstanding and expected to vest, December 31, 2025	235,000	$2.02

The following table discloses information regarding outstanding and exercisable options at December 31, 2025:

	Outstanding			Exercisable
Exercise Price Range	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$2.02	235,000	$2.02	8.19	78,333	$2.02
	235,000	$2.02	8.19	78,333	$2.02

Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option and the fair value of the Company’s common stock for stock options that were in-the-money at period end. As of December 31, 2025, the intrinsic value for the options vested and outstanding was $0.

Class A Common Stock Warrants

During the year ended December 31, 2024, the Company issued 1,200,000 common stock warrants to a vendor as an incentive to settle outstanding payable amounts owed. The warrant has a term of 2 years, an exercise price of $0.75 and is exercisable immediately. Upon exercise, the vendor will reduce the payable amount owed based on the exercised amount in lieu of paying cash to the Company.

The following table reflects the weighted average assumptions used to estimate the fair value of stock warrants granted during the year ended December 31, 2024:

2024
Volatility	79.42%
Expected life (years)	2
Risk-free interest rate	3.95%
Dividend rate	—%

The warrants had an estimated fair value of $981,826 which was recognized as stock-based compensation expense during the year ended December 31, 2024.

The following table summarizes the stock warrant activity for the years ended December 31, 2025 and 2024:

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding and exercisable, January 1, 2024	14,564,000	$11.50
Granted	1,650,000	$2.82
Exercised	-	$-
Forfeited	-	$-
Expired	(300,000)	$(11.50)
Outstanding, December 31, 2024	15,914,000	$10.69
Granted	-	$-
Exercised	-	$-
Cancelled	(5,584,000)	$(11.50)
Expired	-	$-
Outstanding and expected to vest, December 31, 2025	10,330,000	$10.25

The following table discloses information regarding outstanding and exercisable warrants at December 31, 2025:

	Outstanding			Exercisable
Exercise Price Range	Number of Warrant Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Warrant Shares	Weighted Average Exercise Price
$0.75	1,200,000	$0.75	0.80	1,200,000	$0.75
$11.50	9,130,000	$11.50	2.87	9,130,000	$11.50
	10,330,000	10.25	2.63	10,330,000	10.25

Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option and the fair value of the Company’s common stock for stock options that were in-the-money at period end. As of December 31, 2025, the intrinsic value for the warrants vested and outstanding was $0.